Revenue - Additional Information (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Revenue [Abstract]
Contract assets	S/ 0	S/ 0	S/ 0